Condensed Consolidated Statements of Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 523	$ 398	$ 460	$ 359	$ 255
Other comprehensive income (loss), net of tax benefit (expense):
Currency translation adjustment	(131)	(7)	94	138	(82)
Net actuarial gain (loss)			48	(35)	(21)
Prior service credit (cost)			6	(8)	3
Amortization of net gain			6	2	5
Pension liability adjustment	3	10	60	(41)	(13)
Cash flow hedge adjustment	(4)		6		1
Total other comprehensive income (loss)	(132)	3	160	97	(94)
Comprehensive income (loss)	391	401	620	456	161
Comprehensive loss (income) attributable to noncontrolling interests	(10)	(23)	(63)	(21)	1
Comprehensive income (loss) attributable to Hilton stockholders	$ 381	$ 378	$ 557	$ 435	$ 162